                               [MAS FUNDS LOGO]



                   ADVISORY FOREIGN FIXED INCOME PORTFOLIO
                         ADVISORY MORTGAGE PORTFOLIO


                                ANNUAL REPORT
                                     1996

We are pleased to present the Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios of MAS Funds as of September 30, 1996.

TABLE OF CONTENTS
MAS Overview and Statement of Net Assets

   Advisory Foreign Fixed Income
      Portfolio.............................     1
   Advisory Mortgage Portfolio..............     5
Statement of Operations.....................    15
Statement of Changes in Net Assets..........    16
Financial Highlights........................    17
Notes to Financial Statements...............    18
Report of Independent Accountants...........    24

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. IT SHOULD BE NOTED THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                    ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                       -

Miller Anderson & Sherrerd uses the Advisory Foreign Fixed Income Portfolio as a vehicle for opportunistic foreign bond investments in the portfolios of its private advisory clients. By using the Portfolio instead of holding foreign fixed-income securities directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the foreign position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual securities, some of which are subject to withholding taxes, fees, or other special treatment; (4) economies of scale in custodial fees associated with holding foreign securities.

All securities in the Portfolio have a credit quality of A or better. Derivatives may be used to represent country investments or otherwise pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's global fixed-income team, which makes strategic decisions about non-U.S. bond exposures for client portfolios.

The Portfolio seeks to buy those foreign securities that will outperform U.S. securities with the same duration. Interest-rate risk is not explicitly managed in the Portfolio. Overall interest-rate risk is instead managed at the level of the client's entire portfolio, of which the Advisory Foreign Fixed Income Portfolio is only a part. If long-maturity foreign securities are more attractive than long-maturity U.S. securities, the portfolio will tend to have a long maturity. Conversely, the portfolio will tend to have a short maturity if the best foreign values, relative to U.S. alternatives, are concentrated in the front end of the yield curve.

Investments in the Portfolio reflect careful comparisons of relative interest rates, yield curve slopes, and currency values. When a country offers higher real interest rates than those available in other countries, historically it has been attractive to invest in these countries. In making this investment, however, MAS separates the currency decision from the country decision and the Portfolio will hedge exposures to those foreign currencies that are judged to be overvalued and likely to depreciate.

During the past year, the Portfolio benefited from its investments in Canadian and European bonds as interest-rate movements for these countries were more favorable than for bonds in the United States. In addition, the decision to hedge the exposures to European currencies protected the Portfolio from the depreciation of these currencies versus the U.S. dollar over the course of the year.

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

Because the Portfolio is managed as a component of a diversified portfolio, investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting. -

The Portfolio is only available to private advisory clients of Miller Anderson &
                                   Sherrerd.

            INVESTMENT RESULTS
     GROWTH OF A $1 MILLION INVESTMENT
            SINCE INCEPTION

             Measurement Period
            (Fiscal Years Ending September 30)            MAS ADVISORY FOREIGN(000)     Salomon Broad(000)
10/7/94                                                           $1000                     $1000
12/31/94                                                           1017                      1007
3/31/95                                                            1037                      1058
6/30/95                                                            1083                      1123
9/30/95                                                            1121                      1144
12/31/95                                                           1195                      1194
3/31/96                                                            1200                      1173
6/30/96                                                            1235                      1179
9/30/96                                                            1306                      1201

                                                   AVERAGE ANNUAL RETURNS

                                                       ENDED 9/30/96*

                                                                     MAS ADVISORY   SALOMON BROAD
                                                                       FOREIGN          INDEX
                                                                     ----------------------------
                                                        ONE YEAR         16.47%          4.94%
                                                        SINCE
                                                          INCEPTION      14.42%          9.68%

                                             MAS FUNDS RETURNS ARE NET OF ALL
                                             FEES. RETURNS REPRESENT PAST
                                             PERFORMANCE AND ARE NOT
                                             INDICATIVE OF FUTURE RESULTS.

                                             THE INVESTMENT RETURN AND
                                             PRINCIPAL VALUE OF AN INVESTMENT
                                             WILL FLUCTUATE SO THAT AN
                                             INVESTOR'S SHARES, WHEN
                                             REDEEMED, MAY BE WORTH EITHER
                                             MORE OR LESS THAN THEIR ORIGINAL
                                             COST.

                                             THE ADVISOR HAS VOLUNTARILY
                                             AGREED TO WAIVE ITS ADVISORY
                                             FEES AND REIMBURSE CERTAIN
                                             EXPENSES TO THE EXTENT NECESSARY
                                             TO KEEP TOTAL ANNUAL OPERATING
                                             EXPENSES FOR THE ADVISORY
                                             FOREIGN FIXED INCOME PORTFOLIO
                                             FROM EXCEEDING 0.15% OF AVERAGE
                                             DAILY NET ASSETS.

                                             *THE ADVISORY FOREIGN FIXED
                                             INCOME PORTFOLIO COMMENCED
                                             OPERATIONS ON 10/7/94. ALL
                                             RETURNS ARE COMPARED TO THE
                                             SALOMON BROAD INVESTMENT GRADE
                                             INDEX, AN UNMANAGED MARKET
                                             INDEX.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (62.1%)

------------------------------------------------------
            ++RATINGS               FACE
            (STANDARD              AMOUNT      VALUE
 SEPTEMBER 30, 1996 & POOR'S)      (000)       (000)+
------------------------------------------------------
AUSTRIAN SCHILLING (3.1%)
Government of Austria
   5.50%, 1/18/04        AAA    ATS   80,000  $  7,307
------------------------------------------------------
BRITISH POUND (7.7%)
+++ United Kingdom
  Treasury Bond
   10.00%, 9/8/03        AAA    GBP   10,250    18,289
------------------------------------------------------
DANISH KRONE (18.8%)
Kingdom of Denmark
   8.00%, 3/15/06        AAA    DKK  243,000    44,453
------------------------------------------------------
EUROPEAN CURRENCY UNIT (2.9%)
Government of France O.A.T.
   7.50%, 4/25/05        AAA    ECU    5,100     6,844
------------------------------------------------------
FINNISH MARKKA (3.5%)
Government of Finland
   9.50%, 3/15/04        AA-    FIM   32,000     8,331
------------------------------------------------------
GERMAN MARK (15.1%)
Allgemeine Hypo Bank AG
   6.00%, 9/16/02        AAA    DEM   12,000     8,028
Government of Germany
   7.50%, 9/9/04         AAA          26,250    18,870
LBK-Baden Wurttemburg
   6.00%, 1/25/06        AAA          13,500     8,670
------------------------------------------------------
GROUP TOTAL                                     35,568
------------------------------------------------------
IRISH PUNT (4.0%)
Irish Government
   6.25%, 10/18/04       AA     IEP     6,000    9,326
------------------------------------------------------
SPANISH PESETA (2.9%)
Spanish Government
   8.00%, 5/30/04        AA     ESP  875,000     6,911
------------------------------------------------------
SWEDISH KRONA (4.1%)
Government of Sweden
   10.25%, 5/5/03        AAA    SEK   55,000     9,668
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $146,424)                                    146,697
------------------------------------------------------
CASH EQUIVALENTS (31.8%)
------------------------------------------------------
U.S. TREASURY BILLS (19.9%)
   Zero Coupon, 2/27/97  Tsy    $     48,000    46,983
------------------------------------------------------

                                       FACE
                                     AMOUNT     VALUE
                                      (000)    (000)+
-----------------------------------------------------
REPURCHASE AGREEMENTS (11.9%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96,
  to be repurchased at
  $9,339, collateralized by
  various U.S. Government
  Obligations due
  10/3/96-7/17/98, valued at
  $9,431                             $9,338  $  9,338
Goldman Sachs & Co. 5.65%,
  dated 9/30/96, due 10/1/96,
  to be repurchased at
  $9,338, collateralized by
  U.S. Treasury Bonds, 8.75%,
  due 5/15/17, valued at
  $9,555                              9,337     9,337
Merrill Lynch & Co. 5.50%,
  dated 9/30/96, due 10/1/96,
  to be repurchased at $9,338
  collateralized by U.S.
  Treasury Bills, due
  12/31/96, valued at $9,566          9,337     9,337
-----------------------------------------------------
GROUP TOTAL                                    28,012
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $75,000)          74,995
-----------------------------------------------------
TOTAL INVESTMENTS (93.9%) (Cost $221,424)     221,692
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (6.1%)
Cash                                                2
Interest Receivable                             4,364
Receivable for Investments Sold                14,570
Receivable for Daily Variation on Futures
  Contracts                                     2,011
Unrealized Gain on Forward Foreign Currency
  Contracts                                     2,514
Other Assets                                        7
Payable for Investments Purchased              (8,986)
Payable for Administrative Fees                   (15)
Payable for Trustees' Deferred Compensation
  Plan-Note E                                      (5)
Other Liabilities                                 (62)
                                             --------
                                               14,400
-----------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------
Applicable to 20,131,056 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $236,092
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  11.73
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO
                                                VALUE
(CONT'D)                                       (000)+
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                               $174,846
Undistributed Net Investment Income (Loss)      37,078
Undistributed Realized Net Gain (Loss)          21,228
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            268
  Foreign Currency Transactions                  2,382
  Futures                                          290
------------------------------------------------------
NET ASSETS                                    $236,092
------------------------------------------------------
+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
+++   A portion of these securities was pledged to
       cover margin requirements for futures
       contracts.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                          ADVISORY MORTGAGE PORTFOLIO

                                       -

Miller Anderson & Sherrerd uses the Advisory Mortgage Portfolio as a vehicle for mortgage investing in the portfolios of its private advisory clients. By using the Portfolio instead of holding mortgages directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the mortgage position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual mortgage securities, some of which have unusual payment characteristics; (4) economies of scale in custodial fees associated with the frequent pay-downs of mortgage securities.

The Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government, and other fixed-income securities. Derivatives may be used to pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's fixed-income team, which makes strategic decisions about its structure and composition.

The team seeks to achieve above-market returns by purchasing attractively priced securities and by carefully managing the amount of prepayment risk, or call risk, within the Portfolio. Most mortgages contain an option to prepay the principal amount prior to maturity. These securities have higher yields as a result, and MAS calculates whether the additional yield is sufficient to compensate for the prepayment risk. The sensitivity of the Portfolio to mortgage prepayments is increased when yields, adjusted for probable prepayments, are attractive.

At the beginning of fiscal 1996, the Portfolio's prepayment sensitivity was less than that of the benchmark. As spreads on fixed-rate current-coupon mortgages widened, holdings were increased to over half of the Portfolio while the position in adjustable-rate mortgages was completely eliminated. Holdings of opportunistically selected mortgages which concentrate prepayment risk were increased during the past two quarters as their spreads became very attractive relative to their risk. Currently, the Portfolio has a sensitivity to prepayment risk that is nearly identical to that of the benchmark.

Because the Portfolio is managed as a component of a diversified portfolio, investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting. -

The Portfolio is only available to private advisory clients of Miller Anderson &
                                   Sherrerd.

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

            INVESTMENT RESULTS
     GROWTH OF A $1 MILLION INVESTMENT
            SINCE INCEPTION

             Measurement Period
            (Fiscal Years Ending September 30,)           MAS ADVISORY MORTGAGE(000)   LEHMAN MORTGAGE INDEX(000)
4/12/95                                                           $1000                     $1000
6/30/95                                                            1034                      1042
9/30/95                                                            1060                      1064
12/31/95                                                           1096                      1099
3/31/96                                                            1095                      1094
6/30/96                                                            1104                      1103
9/30/96                                                            1130                      1126

                                                   AVERAGE ANNUAL RETURNS

                                                       ENDED 9/30/96*

                                                                   MAS ADVISORY   LEHMAN MORTGAGE
                                                                     MORTGAGE          INDEX
                                                                   ------------------------------
                                                        ONE YEAR       6.56%            5.80%
                                                        SINCE
                                                        INCEPTION      8.68%            8.40%

                                             MAS FUNDS RETURNS ARE NET OF ALL
                                             FEES. RETURNS REPRESENT PAST
                                             PERFORMANCE AND ARE NOT
                                             INDICATIVE OF FUTURE RESULTS.

                                             THE INVESTMENT RETURN AND
                                             PRINCIPAL VALUE OF AN INVESTMENT
                                             WILL FLUCTUATE SO THAT AN
                                             INVESTOR'S SHARES, WHEN
                                             REDEEMED, MAY BE WORTH EITHER
                                             MORE OR LESS THAN THEIR ORIGINAL
                                             COST.

                                             THE ADVISOR HAS VOLUNTARILY
                                             AGREED TO WAIVE ITS ADVISORY
                                             FEES AND REIMBURSE CERTAIN
                                             EXPENSES TO THE EXTENT NECESSARY
                                             TO KEEP TOTAL ANNUAL OPERATING
                                             EXPENSES FOR THE ADVISORY
                                             MORTGAGE PORTFOLIO FROM
                                             EXCEEDING 0.08% OF AVERAGE DAILY
                                             NET ASSETS.

                                             *THE ADVISORY MORTGAGE PORTFOLIO
                                             COMMENCED OPERATIONS ON 4/12/95.
                                             ALL RETURNS ARE COMPARED TO THE
                                             LEHMAN MORTGAGE INDEX, AN
                                             UNMANAGED MARKET INDEX.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (96.1%)

-------------------------------------------------------
                       ++RATINGS      FACE
                       (STANDARD     AMOUNT     VALUE
SEPTEMBER 30, 1996      & POOR'S)     (000)     (000)+
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (49.6%)
Federal Home Loan Mortgage
  Corporation Conventional
  Pools:
   6.00%, 1/1/01             Agy    $      23  $     23
   6.50%, 3/1/02             Agy           21        21
   6.75%, 12/1/05            Agy          215       211
   8.25%, 11/1/07-7/1/08     Agy          254       262
   10.00%, 10/1/10-9/1/20    Agy       11,130    11,969
   10.25%, 1/1/09-9/1/16     Agy          173       187
   10.50%, 1/1/11-12/1/20    Agy        4,062     4,435
   11.00%, 2/1/10-9/1/20     Agy        8,544     9,430
   11.25%, 6/1/10-12/1/15    Agy          199       220
   11.50%, 2/1/00-9/1/19     Agy        5,481     6,109
   12.00%, 10/1/09-8/1/15    Agy        1,018     1,159
   12.50%, 10/1/09-9/1/13    Agy          155       179
   13.00%, 9/1/13            Agy           28        31
   13.50%, 2/1/10            Agy           41        47
  Gold Pools:
   7.00%, 1/1/24-6/1/25      Agy       24,558    23,859
   9.50%, 11/1/16-12/1/22    Agy       29,268    31,294
   10.00%, 2/1/19-10/1/21    Agy        2,181     2,361
   10.50%, 6/1/11-3/1/21     Agy          762       836
   11.00%, 5/1/12            Agy           34        38
   11.50%, 8/1/15-10/1/19    Agy          268       299
   12.00%, 8/1/14            Agy          321       358
  October TBA
   7.00%, 4/25/25            Agy       24,025    23,372
   7.50%, 6/15/23-11/15/25   Agy      415,150   410,739
   8.00%, 6/15/25            Agy      132,050   133,825
  November TBA
   7.50%, 8/15/23            Agy       10,000     9,875
Federal National Mortgage
  Association Conventional
  Pools:
   9.00%, 11/1/09-8/1/16     Agy        9,012     9,479
   9.50%, 7/1/16-7/1/17      Agy        4,558     4,886
   10.00%, 9/1/16-5/1/22     Agy       31,158    33,669
   10.50%, 5/1/11-4/1/22     Agy       11,908    13,074
   10.75%, 10/1/11-6/1/13    Agy          230       254
   11.00%, 5/1/11-11/1/20    Agy        5,702     6,324
   11.25%, 1/1/11-1/1/16     Agy          491       541
   11.50%, 2/1/11-9/1/25     Agy        1,237     1,387
   12.00%, 1/1/13-2/1/18     Agy          368       417
   12.50%, 9/1/09-9/1/15     Agy        4,942     5,670
  October TBA
   7.50%, 6/15/25            Agy          300       296
   8.00%, 5/15/25-6/15/25    Agy       48,800    49,227
Government National
  Mortgage Association
  Various Pools:
   10.00%, 11/15/09-11/15/18 Agy          380       415

   10.50%, 10/15/00-4/15/25  Agy       31,489    34,833
   11.00%, 12/15/09-5/15/26  Agy       20,086    22,450
   11.50%, 1/15/13-2/15/16   Agy        2,050     2,294
   12.00%, 11/15/12-4/15/15  Agy          610       697

                          ++RATINGS    FACE
                         (STANDARD    AMOUNT     VALUE
                          & POOR'S)    (000)     (000)+
-------------------------------------------------------
   12.50%, 11/15/10-7/15/15  Agy    $     659  $    753
   13.00%, 10/15/13-9/15/14  Agy          390       449
   13.50%, 5/15/11-9/15/14   Agy          212       243
  October TBA
   7.50%, 7/15/22-3/15/26    Agy      122,850   121,334
-------------------------------------------------------
GROUP TOTAL                                     979,831
-------------------------------------------------------
ASSET BACKED CORPORATES (0.2%)
Security Pacific Home
  Equity Trust,
  Series:
  91-A A2
   8.90%, 3/10/06            AAA        1,229     1,234
  91-AB
   10.50%, 3/10/06           A+         3,305     3,385
-------------------------------------------------------
GROUP TOTAL                                       4,619
-------------------------------------------------------
ASSET BACKED MORTGAGES (1.1%)
Advanta Mortgage Loan
  Trust, Series 96-2 A5
   8.08%, 6/25/27            AAA        2,786     2,823
Cityscape Home Equity Loan
  Trust,
  Series:
  96-2 A5
   8.10%, 8/25/26            AAA        7,500     7,611
  96-3 A8
   7.65%, 8/25/26            AAA        9,650     9,494
Delta Funding Home Equity
  Loan Trust, Series 96-1
  A7
   7.95%, 6/25/27            AAA        1,120     1,128
GE Capital Mortgage
  Services, Inc., Series
  96-HE2 A6
   8.00%, 6/25/26            AAA          900       906
IMC Home Equity Loan Trust,
  Series 96-3 A7
   8.05%, 8/25/26            AAA          300       303
-------------------------------------------------------
GROUP TOTAL                                      22,265
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (3.3%)
Collateralized Mortgage
  Obligation Trust, Series
  86-13 Q Inv Fl
   15.682%, 1/20/03          AAA          292       310
Federal Home Loan Mortgage
  Corporation,
  Series:
  88-17 I PAC-1 (11)
   9.90%, 10/15/19           Agy        2,200     2,375
  88-22 C PAC (11)
   9.50%, 4/15/20            Agy          760       833
  88-23 F PAC-1 (11)
   9.60%, 4/15/20            Agy        1,025     1,121
  89-39 F PAC-2 (11)
   10.00%, 5/15/20           Agy        1,975     2,163

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                         ++RATINGS      FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)    (000)+
-------------------------------------------------------
  89-47 F PAC
   10.00%, 6/15/20           Agy    $   1,435  $  1,570
  89-110 F PAC
   8.55%, 1/15/21            Agy          800       829
  90-129 H PAC
   8.85%, 3/15/21            Agy          135       144
  90-164 B12
   9.50%, 7/15/21            Agy        4,700     5,103
  90-1007 F Inv Fl
   22.61%, 1/15/20           Agy            8         9
  1632-SA Inv Fl IO REMIC
   5.657%, 11/15/23          Agy          515       368
Federal National Mortgage
  Association,
  Series:
  89-22 G PAC (11)
   10.00%, 5/25/19           Agy        5,350     5,939
  89-92 G PAC (11)
   8.60%, 12/25/04           Agy          750       785
  90-106 J PAC
   8.50%, 9/25/20            Agy        2,537     2,628
  90-118 S Inv Fl
   29.569%, 9/25/20          Agy          212       299
  90-126 S Inv Fl CMO
   19.79%, 10/25/20          Agy        7,549     8,884
  91-34 S Inv Fl
   20.559%, 4/25/21          Agy        4,957     5,944
  91-107 S Inv Fl
   14.552%, 8/25/21          Agy        2,941     3,334
  92-33 S Inv Fl
   10.89%, 3/25/22           Agy        6,645     6,426
  93-22 S Inv Fl
   9.828%, 9/25/22           Agy          713       540
  93-46 SD Inv Fl
   4.653%, 4/25/23           Agy        8,330     4,240
  93-46 SG Inv Fl
   6.417%, 7/25/22           Agy        2,810     1,762
  93-115 SB Inv Fl
   4.22%, 7/25/23            Agy        4,760     2,737
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO
   3.063%, 6/16/26           Agy       51,781     3,345
  96-13 S Inv Fl IO
   3.65%, 7/16/11            Agy       26,897     2,117
Kidder Peabody Mortgage
  Assets Trust,
  Series:
  # 87 B PO
   4/22/18                   Aaa          179       133
  # 87 B IO
   9.50%, 4/22/18            Aaa          179        54
Morgan Stanley Mortgage
  Trust, Series 88-28 8 PAC
   9.40%, 10/1/18            AAA          125       131
-------------------------------------------------------
GROUP TOTAL                                      64,123
-------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD    AMOUNT    VALUE
                         & POOR'S)    (000)     (000)+
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (19.3%)
American Housing Trust,
  Series:
  IV 2
   9.553%, 9/25/20           A      $   2,525  $  2,595
  V 1G
   9.125%, 4/25/21           AAA        6,865     6,936
Bear Stearns Mortgage
  Securities, Inc.,
  Series:
  96-4 AI10
   8.125%, 9/25/27           AAA        9,026     9,131
  96-5 A7
   8.125%, 9/25/27           AAA        8,050     8,161
Chase Mortgage Finance
  Corp.,
  Series:
  sec. 93-1 B2
   7.911%, 3/28/24
   (acquired
   4/28/95-7/30/96, cost
   $4,209)                   N/R        4,364     4,328
  # 93-N A8
   6.75%, 11/25/24           Aaa        2,700     2,403
  # 94-H A7
   7.25%, 6/25/25            Aaa        2,075     1,912
Chemical Mortgage Securities,
  Inc.,
  Series:
  sec. 93-1M
   7.45%, 2/25/23 (acquired
   4/28/95-10/30/95, cost
   $4,262)                   AA         4,551     4,435
  sec. 93-3 M
   7.125%, 7/25/23
   (acquired 6/9/95, cost
   $5,722)                   AA         5,984     5,688
  96-1 A9
   7.25%, 1/25/26            AAA       12,305    11,780
Citicorp Mortgage Securities,
  Inc.,
  Series:
  # 90-7 A7
   9.50%, 6/25/05            Baa3         519       517
  90-11A 5
   9.50%, 7/25/20            AAA          147       149
  93-9 A1
   7.00%, 3/25/20            AAA          431       431
  94-7 A5
   6.25%, 4/25/24            AAA        3,775     3,137
  sec. 95-3 A6
   7.50%, 11/25/25
   (acquired
   11/2/95-8/14/96, cost
   $4,022)                   AAA        3,954     3,843
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24            AAA        8,985     8,015
Countrywide Funding Corp.,
  Series:
  93-C A11
   6.50%, 1/25/24            AAA       10,202     9,308
  94-12 A10
   7.00%, 5/25/24            AAA          855       765

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD     AMOUNT    VALUE
                         & POOR'S)     (000)    (000)+
-------------------------------------------------------
  sec. 95-4 M
   7.50%, 9/25/25 (acquired
   9/13/95, cost $6,530)     AA     $   6,611  $  6,390
sec. FBS Mortgage
  Corporation, Series 92-BB
  M
   8.625%, 7/25/23
   (acquired
   5/18/95-8/29/96, cost
   $2,258)                   AAA        2,213     2,275
First Boston Mortgage
  Securities Corp.,
  Series:
  sec. 92-4 B1
   8.125%, 10/25/22
   (acquired 4/28/95, cost
   $70)                      A             77        74
  93-2 B1
   7.50%, 3/25/33            A          2,463     2,348
  sec. 93-5 B1
   7.30%, 7/25/23 (acquired
   1/25/96-9/24/96, cost
   $987)                     AAA        1,015       953
GE Capital Mortgage Services,
  Inc.,
  Series:
  92-10A F
   7.50%, 8/25/22            AAA        7,727     7,407
  94-14 A7
   7.50%, 4/25/24            AAA        4,000     3,746
  94-24 A4
   7.00%, 7/25/24            AAA        9,980     8,908
  94-27 A6
   6.50%, 7/25/24            AAA        9,125     7,838
  (+) 95-6 B2
   7.00%, 8/25/25            N/R        3,081     2,827
  96-2 A8
   7.00%, 2/25/26            AAA        9,866     9,273
Independent National
  Mortgage Corp.,
  Series:
  sec.# 94-O B1
   7.875%, 9/25/24
   (acquired 11/9/95, cost
   $14,711)                  A2        14,746    14,193
  95-Q A11
   7.40%, 11/25/25           AAA          497       482
  sec. 95-U A3
   7.13%, 9/25/24 (acquired
   10/17/95-8/14/96, cost
   $11,604)                  AAA       11,705    11,179
  sec. 95-V A3
   7.12%, 2/25/26 (acquired
   10/24/95-9/5/96, cost
   $16,550)                  AAA       16,783    16,013
Mid-State Trust, Series
  88-2 A4
   9.625%, 4/1/03            AAA       18,645    20,279
Old Stone Credit Corp.,
  Series 92-3 B1
   6.35%, 9/25/07            AAA          297       289
                         ++RATINGS     FACE
                         (STANDARD     AMOUNT    VALUE
                          & POOR'S)    (000)     (000)+
-------------------------------------------------------
PNC Mortgage Securities
  Corp., 94-3 A8
   7.50%, 7/25/24            AAA    $   4,625  $  4,348
  sec. 96-1 A5
   7.50%, 6/25/26 (acquired
   7/30/96, cost $283)       AAA          299       290
  sec. 96-1 B1
   7.50%, 6/25/26 (acquired
   4/15/96, cost $4,364)     AA         4,509     4,381
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05            AAA          115       115
  (+)# 92-A 1B4
   7.90%, 4/28/22            Aaa        5,045     4,752
  (+)# 92-A 2B4
   7.90%, 4/28/22            A1         1,484     1,287
  sec.# 92-33 B1
   7.50%, 11/15/22
   (acquired 4/28/95, cost
   $682)                     A2           774       733
  (+) 93-B B1
   7.836%, 4/28/23           AA         4,620     4,576
  sec.# 93-17 B1
   6.50%, 3/1/23 (acquired
   4/28/95, cost $954)       A2         1,026       985
  (+)## 94-A 3B3
   6.803%, 4/28/24           N/R        7,530     6,810
  (+) 94-A B3
   6.802%, 4/28/24           N/R        8,311     7,496
  sec. 95-2 M
   8.50%, 6/25/25 (acquired
   9/26/95, cost $346)       AA           337       343
  sec. 95-6 M
   7.50%, 9/25/25 (acquired
   8/25/95, cost $5,220)     AA         5,363     5,198
  sec. 96-5 A6
   7.25%, 4/25/26 (acquired
   2/27/96, cost $12,687)    AAA       12,919    12,369
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series:
  87-S7 A
   9.00%, 8/25/17            AAA           49        50
  90-2 A
   10.50%, 3/25/20           AA            43        43
  92-S2 M
   8.00%, 1/25/22            AA         3,598     3,640
  92-S15 A5
   8.00%, 5/25/07            AAA          893       897
  92-S20 A11
   8.10%, 6/25/22            AAA          421       425
  sec. 93-MZ1 A2
   7.47%, 3/2/23 (acquired
   6/30/95-7/30/96, cost
   $1,163)                   AA         1,200     1,163

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
ADVISORY MORTGAGE
PORTFOLIO

                         ++RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)    (000)+
-------------------------------------------------------
  sec. 93-MZ2 A2
   7.47%, 5/30/23 (acquired
   4/28/95-7/30/96, cost
   $3,456)                   AA     $   3,694  $  3,514
  sec. 93-MZ3 A2
   6.97%, 8/28/23 (acquired
   6/2/95-8/29/96, cost
   $13,519)                  N/R       14,600    13,328
  93-S2 M2
   8.00%, 1/25/23            A            889       880
  sec. 93-S43 A10
   6.50%, 11/25/23
   (acquired
   6/12/95-7/30/96, cost
   $7,677)                   AAA        8,288     7,559
  sec. 93-S27 M2
   7.50%, 6/25/23 (acquired
   1/25/96, cost $487)       A            485       465
  sec. 94-S1 A19
   6.75%, 1/25/24 (acquired
   4/28/95-8/29/96, cost
   $8,573)                   AAA        9,368     8,702
  95-R20 A5
   7.50%, 12/25/25           AAA       10,214     9,928
  95-S16 A7
   7.50%, 11/25/25           AAA       11,276    10,957
  95-S17 A8
   7.50%, 12/25/25           AAA       11,258    10,939
Resolution Trust Corp.,
  Series 92-16 C2
   7.75%, 8/25/25            A          1,575     1,562
Rural Housing Trust, Series
  87-1M
   3.33%, 4/1/26             A-        17,157    15,863
Ryland Mortgage Securities
  Corp.,
  Series:
  ## 92-A 1A
   8.286%, 3/29/30           A-         5,066     5,009
  # 93-4 A9
   7.50%, 8/25/24            Aaa       11,720    11,024
  94-7B 4A2
   7.50%, 8/25/25            AAA        1,900     1,785
Ryland Mortgage Securities
  Corp. Two, Series 1B
   8.50%, 12/26/21           A         10,100    10,189
sec.# Salomon Brothers
  Mortgage Securities,
  Series 93-3 B1
   7.20%, 8/25/23 (acquired
   1/25/96-8/14/96, cost
   $572)                     Aa2          580       550
Saxon Mortgage Securities
  Corp.,
  Series:
  93-4 1B
   7.25%, 6/25/24            AAA          500       452
  93-8A A6
   7.375%, 9/25/23           AAA          390       363

                           ++RATINGS     FACE
                           (STANDARD   AMOUNT     VALUE
                           & POOR'S)    (000)    (000)+
-------------------------------------------------------
Securitized Asset Sales,
  Inc.,
  Series:
  sec. 95-3 B1
   7.50%, 10/25/25
   (acquired 12/28/95, cost
   $4,502)                   A      $   4,453  $  4,260
  sec.# 95-B M
   7.41%, 9/25/24 (acquired
   6/30/95-8/29/96, cost
   $4,944)                   Aa1        5,283     4,942
-------------------------------------------------------
GROUP TOTAL                                     380,180
-------------------------------------------------------
COMMERCIAL MORTGAGES (11.8%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09            AA         8,219     8,165
  sec. 93-2 S1 IO
   1.078%, 1/18/09
   (acquired
   6/18/96-9/24/96, cost
   $4,040)                   AA        75,817     3,999
  # 95-C1 A1B
   7.40%, 11/17/04           Aaa       18,650    18,861
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA       14,476    14,688
  ## 95-MD4 A1
   7.10%, 8/13/29            AAA       17,913    17,664
  95-MD4 ACS2 IO
   2.41%, 8/13/29            AAA       26,056     4,613
Beverly Finance
   8.36%, 7/15/04            AA-        9,515     9,850
Carousel Center Finance,
  Inc.,
  Series:
  (+) 1 A1
   6.828%, 11/15/07          AA         1,000       978
  (+) 1 B
   7.188%, 11/15/07          A         12,425    12,178
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13             AA        15,000    14,724
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15            AA         3,926     4,118
(+) Crystal Run Properties,
  Class A
   7.393%, 8/15/11           AA        15,775    15,673
(+) CVM Finance Corp.
   7.19%, 3/1/04             AA           439       438
(+)# DeBartolo Capital
  Corp., Series A2
   7.48%, 5/1/04             Aaa       14,280    14,572

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          ++RATINGS     FACE
                          (STANDARD    AMOUNT    VALUE
                          & POOR'S)    (000)     (000)+
-------------------------------------------------------
DLJ Mortgage
  Acceptance Corp.,
  Series:
  sec. 93-MF7
   7.40%, 6/18/03 (acquired
   4/28/95-4/29/96, cost
   $9,196)                   AAA    $   9,100  $  9,169
  93-M10 A2
   7.20%, 7/15/03            AAA        5,206     5,200
  (+) 96-CF1 A1B
   7.58%, 3/13/28            AAA          150       152
  (+)## 96-CF1 IO
   0.742%, 3/12/06           N/R      178,653     6,637
(+) FSA Finance, Inc.,
  Series 95-1A
   7.42%, 6/1/07             AA         5,054     5,069
J.P. Morgan Commercial
  Mortgage Finance Corp.,
  Series 95-C1 A1
   7.268%, 7/25/10           AAA        4,125     4,130
(+) Lakeside Finance Corp.
   6.47%, 12/15/00           AA           240       236
(+) Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10            AA        12,400    12,044
Merrill Lynch Mortgage
  Investors, Inc., Series
  96-C1 A3
   7.42%, 4/25/28            AAA        2,275     2,271
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27            AAA       12,598    12,700
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A 1B
   7.526%, 3/15/18           AAA        3,660     3,716
  ## 94-MD1 A2
   7.673%, 3/15/18           AA         3,735     3,801
  94-MD1 A3
   8.026%, 3/15/18           A          4,250     4,425
Oakdale Mall
   7.95%, 4/27/01            AAA          275       279
(+) Prime Property Funding
   6.633%, 7/23/03           AA        17,450    17,021
Sawgrass Financial,
  Series 93-A1
   6.45%, 1/20/06            AAA          255       249
(+) Stratford Finance Corp.
   6.776%, 2/1/04            AA         5,705     5,441
Woodland Finance Corp.
   8.20%, 5/15/04            AA           700       720
-------------------------------------------------------
GROUP TOTAL                                     233,781
-------------------------------------------------------
[ ] HEDGED MORTGAGES (2.7%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  13 B IO
   10.00%, 6/1/20            Agy        2,837       929

                          ++RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
                          & POOR'S)     (000)    (000)+
-------------------------------------------------------
  16 B IO
   10.00%, 6/1/20            Agy    $   1,474  $    467
  18 B IO
   10.00%, 5/1/20            Agy          752       239
  1364-B Inv Fl IO CMO
   6.00%, 9/15/07            Agy       12,425     1,553
  1364-E Inv Fl IO CMO
   9.287%, 9/15/07           Agy       14,926     2,975
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07          Agy          144        61
  1476-S Inv Fl IO REMIC
  PAC
   4.431%, 2/15/08           Agy        1,572       158
  1485-S Inv Fl IO REMIC
   4.10%, 3/15/08            Agy        1,574       123
  1600-SA Inv Fl IO REMIC
   2.50%, 10/15/08           Agy       23,930     1,204
  1632-SB Inv Fl REMIC
   4.60%, 11/15/23           Agy        9,720     4,589
  1634-SC Inv Fl IO REMIC
   7.426%, 12/15/23          Agy        4,000     2,333
  1699-SD Inv Fl IO CMO
   2.50%, 3/15/24            Agy       92,923     5,993
Federal National Mortgage
  Association,
  Series:
  91-46 S Inv Fl CMO
   1252.344%, 5/25/21        Agy           37     1,140
  91-90 S Inv Fl CMO
   547.044%, 7/25/21         Agy          115     1,523
  92-186 Inv Fl IO
   3.431%, 10/25/07          Agy        2,523       188
  93-9 SB Inv Fl IO REMIC
  PAC
   7.16%, 1/25/23            Agy        6,177     1,869
  G 92-32 SQ Inv Fl IO
   2673.513%, 6/25/22        Agy           26     1,717
  sec. G 92-52 SQ IO REMIC
   7478.19%, 9/25/22
   (acquired 7/11/96, cost
   $9,449)                   Agy           53     9,466
  G 92-53 S Inv Fl IO REMIC
   33.469%, 9/25/22          Agy        6,335     4,802
  G 92-63 S Inv Fl IO REMIC
   3.819%, 11/25/22          Agy       34,099     2,990
  G 94-2 S Inv Fl IO REMIC
   2.569%, 1/25/24           Agy       39,511     2,137
Morgan Stanley Mortgage
  Trust, Series 41-2 Inv Fl
  CMO
   11,248.15%, 2/20/22       AAA           26     6,604
-------------------------------------------------------
GROUP TOTAL                                      53,060
-------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec. Coast Federal, Series
  84-3
   7.941%, 3/1/06 (acquired
   4/28/95, cost $288)       N/R          281       273

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                            ++RATINGS     FACE
                            (STANDARD    AMOUNT   VALUE
(CONT'D)                     & POOR'S)   (000)    (000)+
-------------------------------------------------------
sec.## Dedham Savings
  Participation Certificate
   8.144%, 5/1/01 (acquired
   7/30/96, cost $449)       N/R    $     451  $    451
sec.## Fortune Mortgage
  Corp. Participation
  Certificate
   7.812%, 8/1/99 (acquired
   7/30/96, cost $284)       N/R          291       286
sec. Great American
  Federal, Series 84-2
   8.595%, 4/1/99 (acquired
   4/28/95, cost $30)        N/R           32        32
sec. Household Bank, Series
  85-1
   7.94%, 5/1/02 (acquired
   5/31/95, cost $340)       N/R          337       335
-------------------------------------------------------
GROUP TOTAL                                       1,377
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (1.3%)
Bank of America,
  Series:
  79-1
   9.50%, 7/1/08             AAA           70        72
  79-3
   9.50%, 7/1/08             AAA          405       414
  79-7
   9.50%, 12/1/08            AAA          170       173
  79-9
   9.50%, 1/1/09             AAA          169       173
  A
   8.375%, 5/1/07            AAA          966       968
California Federal Savings
  & Loan, Series 86-1A
   8.80%, 1/1/14             AA            89        89
First Federal Savings &
  Loan Association, Series
  92-C
   8.75%, 6/1/06             AA           341       343
sec.## Gemsco Mortgage Pass
  Through Certificate,
  Series 87-A
   8.635%, 11/25/10
   (acquired
   4/28/95-11/29/95, cost
   $835)                     AA           823       829
Marine Midland Bank NA,
  Series 91-1 A7
   8.50%, 4/25/22            AA             3         3
## Resolution Trust Corp.,
  Series 92-5 C
   8.62%, 1/25/26            AA         6,643     6,765
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11             AA         3,907     3,707
Ryland Mortgage Securities
  Corp., Series 93-A 1A
   7.45%, 1/28/23            AAA        1,978     1,881

                            ++RATINGS    FACE
                            (STANDARD  AMOUNT     VALUE
                            & POOR'S)   (000)    (000)+
-------------------------------------------------------
Sears Mortgage Securities,
  Series:
  sec. 82-1
   9.25%, 11/1/10 (acquired
   4/28/95-11/13/95, cost
   $738)                     AA     $     723  $    735
  sec. 82-3
   10.00%, 11/1/12
   (acquired 4/28/95, cost
   $600)                     AA           577       587
sec. Shearson American
  Express, Series A
   9.625%, 12/1/12
   (acquired
   4/28/95-10/30/95, cost
   $340)                     AA           332       340
+++# Town & Country Funding
  Corp.
   5.85%, 8/15/98            Aa2        8,425     8,304
Travelers Mortgage
  Services, Inc., Series
  86-3 A
   10.00%, 8/25/16           AA           109       111
Washington Mutual Savings
  Bank, Series A 1
   9.00%, 5/25/08            AA            79        80
-------------------------------------------------------
GROUP TOTAL                                      25,574
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (4.3%)
Federal Home Loan Mortgage
  Corporation, Series 1603
  QA PO
  10/15/23                   Agy       15,266     5,491
Federal National Mortgage
  Association,
  Series:
  43-2 IO
   9.50%, 9/1/18             Agy           56        17
  93-205 G PO
   9/25/23                   Agy       12,408     6,558
  93-235 H PO
   9/25/23                   Agy        5,192     3,468
  93-237 E PO
   11/25/23                  Agy       15,905    10,607
  93-243 C PO
   11/25/23                  Agy        3,403     2,156
  93-M2 B IO
   2.572%, 7/25/03           Agy       64,322     4,901
  94-25 C PO
   11/25/23                  Agy        7,844     4,881
  96-34 C PO REMIC
   3/25/23                   Agy        2,086       870
  249 1 PO
   10/25/23                  Agy       32,943    20,122
  254 1 PO
   1/1/24                    Agy        6,699     4,368
  260 1 PO
   4/1/24                    Agy        9,127     5,876

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          ++RATINGS    FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)   (000)      (000)+
-------------------------------------------------------
  263 1 PO
   5/25/24                   Agy    $  26,201  $ 15,833
First Boston Mortgage
  Corp., Series 87-B2 IO
   8.985%, 4/25/17           AAA          136        42
-------------------------------------------------------
GROUP TOTAL                                      85,190
-------------------------------------------------------
U.S. TREASURY SECURITY (2.4%)
U.S. Treasury Note
   7.50%, 2/15/05            Tsy       45,000    47,355
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $1,890,873)                                  1,897,355
-------------------------------------------------------
STRUCTURED INVESTMENT (0.6%) -- Note A7
-------------------------------------------------------
Morgan Guaranty Trust Co.,
  11/20/03; monthly
  payments equal to 1% per
  annum of the outstanding
  notional balance, indexed
  to GNMA ARM pools (Cost
  $11,980)                   N/R      338,711    10,991
-------------------------------------------------------
PURCHASED OPTIONS (0.0%)
-------------------------------------------------------
@ U.S. Treasury Note, Call
  Option, expiring 6/25/03,
  strike price $106.50
  (Cost $251)                          27,200        --
-------------------------------------------------------
CASH EQUIVALENTS (42.7%)
-------------------------------------------------------
COMMERCIAL PAPER (37.9%)
American Express Credit Corp.
   5.30%, 10/15/96                     30,000    29,938
American General Finance Corp.
   5.30%, 11/1/96                      30,000    29,863
Ameritech Corp
   5.38%, 10/23/96                     30,000    29,901
AT&T Corp.
   5.25%, 10/1/96                      30,000    30,000
Banc One Corp.
   5.35%, 10/30/96                     30,000    29,871
Beneficial Corp.
   5.40%, 11/4/96                      30,000    29,847
CIT Group Holdings, Inc.
   5.32%, 11/12/96                     30,000    29,814
Commercial Credit Co.
   5.32%, 10/25/96                     30,000    29,894
Dun & Bradstreet
   5.35%, 10/29/96                     30,000    29,875
E.I. DuPont de Nemours & Co.
   5.25%, 10/3/96                      30,000    29,991
Ford Motor Credit Corp.
   5.35%, 10/24/96                     30,000    29,898
General Electric Credit Corp.
   5.28%, 11/1/96                      30,000    29,864
H.J. Heinz Co.
   5.30%, 11/15/96                     30,000    29,801
Household Finance Corp.
   5.28%, 10/16/96                     30,000    29,934

                                         FACE
                                       AMOUNT     VALUE
                                        (000)    (000)+
-------------------------------------------------------
IBM Credit Corp.
   5.30%, 10/16/96                  $  30,000  $ 29,934
JC Penney Funding Corp.
   5.32%, 10/21/96                     30,000    29,911
Monsanto Co.
   5.42%, 10/22/96                     30,000    29,905
PHH Corp.
   5.30%, 10/8/96                      30,000    29,969
Philip Morris Cos., Inc.
   5.35%, 10/9/96                      30,000    29,964
Prudential Funding Corp.
   5.25%, 10/7/96                      30,000    29,974
Raytheon Corp.
   5.27%, 10/28/96                     30,000    29,881
Southwestern Bell Telephone Co.
   5.33%, 10/7/96                      30,000    29,973
U.S. West Communications, Inc.
   5.32%, 10/17/96                     30,000    29,929
Warner Lambert Co.
   5.28%, 10/2/96                      30,000    29,996
Xerox Corp.
   5.25%, 10/1/96                      30,000    30,000
-------------------------------------------------------
GROUP TOTAL                                     747,927
-------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
Chase Securities, Inc. 5.60%,
  dated 9/30/96, due 10/1/96, to
  be repurchased at $96,101,
  collateralized by various U.S.
  Government Obligations due
  10/3/96-7/17/98, valued at
  $97,048                              96,086    96,086
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $844,013)          844,013
-------------------------------------------------------
TOTAL INVESTMENTS (139.4%) (Cost $2,747,117)   2,752,359
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-39.4%)
Cash                                              1,878
Interest Receivable                              10,691
Receivable for Investments Sold                 120,127
Receivable from Investment Adviser                  113
Receivable for Fund Shares Sold                  11,300
Receivable for Daily Variation on Futures
  Contracts                                         386
Other Assets                                         20
Payable for Investments Purchased              (904,774)
Payable for Fund Shares Redeemed                 (2,350)
Payable for Administrative Fees                    (127)
Written Interest Rate Floors, at Value          (14,646)
Payable for Trustees' Deferred Compensation
  Plan-Note E                                       (13)
Other Liabilities                                  (372)
                                               --------
                                               (777,767)
-------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------
Applicable to 191,962,337 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $1,974,592
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    10.29
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO
                                                  VALUE
(CONT'D)                                         (000)+
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $1,957,553
Undistributed Net Investment Income (Loss)       11,202
Undistributed Realized Net Gain (Loss)           (3,576)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           5,242
  Futures and Written Floors                      4,171
-------------------------------------------------------
NET ASSETS                                   $1,974,592
-------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1996 was $164,655 or 8.3% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(+)    144A security. Certain conditions for public
        sale may exist.
+++    A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
#      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate
        disclosed is as of September 30, 1996.
@      Value is less than $500.
[ ]    Securities purchased with proceeds from written
        floors. See Note A6 to Financial Statements.
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1996.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation, or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.


        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                       ---------------------------------------------------
                                                                                            ADVISORY
                                                                                             FOREIGN              ADVISORY
                                                                                        FIXED INCOME              MORTGAGE
                                                                                           PORTFOLIO             PORTFOLIO
                                                                       ---------------------------------------------------
                                                                                            Year Ended September 30, 1996
(In Thousands)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest +                                                                            $ 31,972               $ 117,482
--------------------------------------------------------------------------------------------------------------------------
       Total Income                                                                         31,972                 117,482
--------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                       $ 1,933                 $ 6,056
    Less: Waived Fees                                                           (1,933)         --      (6,056)         --
    Administrative Fee--Note C                                                                 412                   1,292
    Custodian Fee--Note D                                                                      130                     153
    Other Expenses                                                                             103                     295
    Reimbursement from Investment Adviser                                                       --                    (294)
--------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                          645                   1,446
--------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note H                                                                      (6)                   (153)
--------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                            639                   1,293
--------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                                             31,333                 116,189
--------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                                   16,518                   1,867
    Foreign Currency Transactions                                                           27,570                      --
    Futures                                                                                 13,909                     348
--------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                                             57,997                   2,215
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)--Note F2
    Investment Securities                                                                  (15,077)                (14,993)
    Foreign Currency Transactions                                                           (2,474)                     --
    Futures and Written Floors                                                              (1,179)                  5,184
--------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                              (18,730)                 (9,809)
--------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                                   39,267                  (7,594)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $ 70,600               $ 108,595
==========================================================================================================================

+ Net of $12 withholding tax for Advisory Foreign Fixed Income Portfolio.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                    -----------------------------------------------------------------------
                                                               ADVISORY
                                                                FOREIGN                            ADVISORY
                                                           FIXED INCOME                            MORTGAGE
                                                              PORTFOLIO                           PORTFOLIO
                                                    ------------------------------------------------------------------------
                                                             October 7,              Year         April 12,              Year
                                                              1994** to             Ended         1995** to             Ended
                                                          September 30,     September 30,     September 30,     September 30,
(In Thousands)                                                     1995              1996              1995              1996
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income                                   $  32,367         $  31,333        $    30,663       $   116,189
    Realized Net Gain (Loss)                                   (6,860)           57,997                671             2,215
    Change in Unrealized Appreciation
      (Depreciation)--Note F2                                  21,670           (18,730)            19,222            (9,809)
----------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
       Resulting from Operations                               47,177            70,600             50,556           108,595
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS--NOTE A11:
    Net Investment Income                                     (14,709)          (35,248)           (21,968)         (112,093)
    Realized Net Gain                                              --            (6,574)                --            (4,475)
    In Excess of Realized Net Gain                                 --                --                 --            (3,577)
----------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                     (14,709)          (41,822)           (21,968)         (120,145)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued                                                    666,544           349,384          1,479,265           826,456
    In Lieu of Cash Distributions                               9,187            29,798             15,811            87,865
    Redeemed                                                 (171,066)         (709,001)           (80,626)         (371,217)
---------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital Share
       Transactions                                           504,665          (329,819)         1,414,450           543,104
----------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                 537,133          (301,041)         1,443,038           531,554
NET ASSETS:
    Beginning of Period                                            --           537,133                 --         1,443,038
----------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                           $ 537,133         $ 236,092        $ 1,443,038       $ 1,974,592
============================================================================================================================
Undistributed net investment income (loss) included
 in end of period net assets                                $   7,214         $  37,078        $     8,695       $    11,202
----------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    Shares Issued                                              65,358            31,539            144,912            80,399
    In Lieu of Cash Distributions                                 910             2,758              1,535             8,555
    Shares Redeemed                                           (16,545)          (63,889)            (7,785)          (35,654)
----------------------------------------------------------------------------------------------------------------------------
                                                               49,723           (29,592)           138,662            53,300
============================================================================================================================

** Commencement of Operations.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                   --------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO                                                    October 7,
                                                                                            1994** to           Year Ended
                                                                                            September            September
                                                                                                  30,                  30,
                                                                                                 1995                 1996
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $ 10.00              $ 10.80
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                                        0.74                 0.68
    Net Realized and Unrealized Gain (Loss) on Investments                                       0.44                 1.02
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                 1.18                 1.70
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                                       (0.38)               (0.66)
    Net Realized Gain                                                                              --                (0.11)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                             (0.38)               (0.77)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                $ 10.80              $ 11.73
==========================================================================================================================
TOTAL RETURN                                                                                   12.12%               16.47%
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                                    $537,133             $236,092
    Ratio of Expenses to Average Net Assets ##                                                  0.16%*++             0.12%++
    Ratio of Net Investment Income to Average Net Assets                                        7.44%*               6.06%
    Portfolio Turnover Rate                                                                       96%                 170%
==========================================================================================================================

* Annualized.   ** Commencement of Operations.
++ Advisory Foreign Fixed Income Portfolio expense ratios are net of voluntarily waived and reimbursed expenses of 0.38%* and 0.38% for the period ended September 30, 1995 and the year ended September 30, 1996, respectively.
## For the period ended September 30, 1995 and the year ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the Advisory Foreign Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.15%* and 0.12%, respectively.

                                                                                   ---------------------------------------
ADVISORY MORTGAGE PORTFOLIO                                                                 April 12,
                                                                                            1995** to           Year Ended
                                                                                            September            September
                                                                                                  30,                  30,
                                                                                                 1995                 1996
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $  10.00             $  10.41
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                                        0.25                 0.72
    Net Realized and Unrealized Gain (Loss) on Investments                                       0.35                (0.06)
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                 0.60                 0.66
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                                       (0.19)               (0.72)
    Net Realized Gain                                                                              --                (0.03)
    In Excess of Realized Net Gain                                                                 --                (0.03)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                             (0.19)               (0.78)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                               $  10.41             $  10.29
==========================================================================================================================
TOTAL RETURN                                                                                    6.03%                6.56%
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                                  $1,443,038           $1,974,592
    Ratio of Expenses to Average Net Assets ##                                                  0.10%*++             0.09%++
    Ratio of Net Investment Income to Average Net Assets                                        6.72%*               7.17%
    Portfolio Turnover Rate                                                                      110%                 139%
==========================================================================================================================

* Annualized.   ** Commencement of Operations.
++ Advisory Mortgage Portfolio expense ratios are net of voluntarily waived and reimbursed expenses of 0.49%* and 0.39% for the period ended September 30, 1995 and the year ended September 30, 1996, respectively.
## For the period ended September 30, 1995 and the year ended September 30, 1996, the Ratio of Expenses to Average Net Assets for the Advisory Mortgage Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.08%* and 0.08%, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. Advisory Foreign Fixed Income Portfolio and Advisory Mortgage Portfolio, each referred to as a "Portfolio", commenced operations on October 7, 1994 and April 12, 1995, respectively. At September 30, 1996, the Fund was comprised of twenty-four active portfolios. The financial statements of the remaining portfolios are presented separately.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    Undistributed net investment income (loss) and undistributed realized net gain (loss) for the Advisory Foreign Fixed Income Portfolio have been adjusted for permanent book-tax differences arising from the differing book and tax treatment for foreign currency transactions.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Portfolio may transfer its uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by the Portfolios in order to hedge against unfavorable changes in the value of securities or to

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amount recognized in the statement of net assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: The Portfolios can enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument.

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation (depreciation) in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation (depreciation) in the Statement of Operations. Periodic payments received or made at the end of each measurement period and prior to the termination of the swap, are recorded as realized gain or loss in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or any favorable movements in the value of the underlying security at the date of default.

6. WRITTEN INTEREST RATE FLOOR AGREEMENTS: A Portfolio will utilize written interest rate floors to protect itself against fluctuations in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate in exchange for the premium received. When a Portfolio writes an interest rate floor the premium received by the Portfolio is recorded as a liability and is amortized to interest income over the life of the agreement. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as reductions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risk involves the possibility that there may be no liquid market for these agreements, and that there may be adverse changes in interest rates or the index underlying these transactions.

7. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

9. PURCHASED OPTIONS: The Advisory Mortgage Portfolio may purchase call and put options on its portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

10. FOREIGN EXCHANGE AND FORWARD FOREIGN CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The Advisory Foreign Fixed Income Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation). Realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    contracts and are generally limited to the amount of unrealized gain on the contract (if any) at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

11. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio will normally distribute substantially all of their net investment income to shareholders in the form of quarterly and monthly dividends, respectively. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a portfolio. Expenses which can not be directly attributed are apportioned among the portfolios on the basis of their relative net assets.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, the Portfolios pay Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser") for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and, if necessary, reimburse each Portfolio if annual operating expenses exceed 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios, respectively.

On January 3, 1996, Morgan Stanley Group Inc. acquired the Adviser in a transaction in which Morgan Stanley Asset Management Holdings Inc., an indirect wholly owned subsidiary of Morgan Stanley Group Inc., became the sole general partner of the Adviser. In addition, Morgan Stanley Asset Management Holdings Inc. and two other wholly owned subsidiaries of Morgan Stanley Group Inc. became the limited partners of the Adviser. In connection with this transaction, on January 3, 1996, the Adviser entered into a new Investment Advisory Agreement with MAS Funds under the same terms and conditions as stated above.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS.

D. CUSTODY. Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Funds, serves as custodian for the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC is a wholly owned subsidiary of Morgan Stanley Group Inc.

For the year ended September 30, 1996, the Advisory Foreign Fixed Income Portfolio incurred fees of $124,000 with MSTC, of which $19,000 was payable to MSTC at September 30, 1996.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

E. TRUSTEES FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are credited to an account that will be treated as if they had been invested in the Portfolios selected by the Trustee. The deferred fees payable, and the corresponding value of shares owned by the Portfolios to hedge the potential change in value of the payable, at September 30, 1996 totaled $18,000. The value of shares owned by the Portfolios is included in Other Assets in each Portfolio's Statement of Net Assets.

F. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1996, purchases and sales of investment securities other than short-term investments were:

                                             (000)
                                    ------------------------
            Portfolio                Purchases      Sales
----------------------------------  -----------  -----------
Advisory Foreign
  Fixed Income                      $   561,804  $   747,754
Advisory Mortgage                     2,756,128    2,272,592

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At September 30, 1996, cost and unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                         (000)
                    -----------------------------------------------
     Portfolio         Cost     Appreciation  Depreciation    Net
------------------- ----------  ------------  ------------  -------
Advisory Foreign
  Fixed Income      $  223,521    $  1,675      $ (3,504)   $(1,829)
Advisory Mortgage    2,747,117      20,456       (15,214)     5,242

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at September 30, 1996, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                    (000)
       ----------------------------------------------------------------
       Currency         In                               Net Unrealized
          to         Exchange     Settlement              Appreciation
        Deliver        For           Date       Value    (Depreciation)
       ---------  --------------  ----------  ---------  --------------
Purchases
   US$    31,191   DKK   178,000   10/21/96   US$30,410      US$ (781)
          11,037   FIM    49,260    11/5/96      10,812          (225)
          15,061   SEK    99,400    11/8/96      15,017           (44)
          25,338   SEK   167,200   11/13/96      25,262           (76)
           6,071   SEK    40,225    12/3/96       6,081            10
          26,514   SEK   175,650    12/6/96      26,556            42
           1,824   SEK    12,050    12/6/96       1,822            (2)
                                                           ----------
                                                           US$ (1,076)
                                                           ----------
 Sales
   ATS    78,350   US$     7,512   10/21/96   US$ 7,306      US$  206
   DKK   214,500          37,536   10/21/96      36,646           890
   DKK    30,000           5,251   10/21/96       5,125           126
   DEM    18,000          12,162   10/23/96      11,813           349
   FIM    49,260          11,047    11/5/96      10,812           235
   DEM    65,790          43,577    11/8/96      43,218           359
   DKK   108,500          18,979    11/8/96      18,552           427
   DKK    54,000           9,462    11/8/96       9,234           228
   SEK    99,400          15,065    11/8/96      15,017            48
   DEM    22,535          15,268   11/12/96      14,808           460
   SEK   170,000          25,774   11/13/96      25,685            89
   DKK    38,155           6,659   11/22/96       6,529           130
   SEK    40,225           6,076    12/3/96       6,081            (5)
   SEK   235,500          35,502    12/6/96      35,604          (102)
   DEM     2,570           1,711   12/13/96       1,693            18
   FRF    18,100           3,543   12/24/96       3,524            19
   ESP   902,000           7,054   12/27/96       7,008            46
   FIM    35,085           7,796   12/27/96       7,729            67
                                                           ----------
                                                           US$  3,590
                                                           ----------
                                                    NET    US$  2,514
                                                           ----------
ATS   --    Austrian Schilling
DEM   --    German Mark
DKK   --    Danish Krone
ESP   --    Spanish Peseta
FIM   --    Finnish Markka
FRF   --    French Franc
SEK   --    Swedish Krona
US$   --    U.S. Dollar

4. FUTURES CONTRACTS. At September 30, 1996, the Portfolios had the following futures contracts open:

                                                        Unrealized
                              Aggregate                Appreciation
                   Number of  Face Value  Expiration  (Depreciation)
                   Contracts    (000)        Date         (000)
                   ---------  ----------  ----------  --------------
Purchases:
 ADVISORY FOREIGN
   FIXED INCOME
  German 10 yr.
   Government Bond     127    DEM 20,537    Dec-96        US$ 274

  United Kingdom
   Long Treasury
   Gilt                360    GBP 30,560    Dec-96             16


--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                        Unrealized
                              Aggregate                Appreciation
                   Number of  Face Value  Expiration  (Depreciation)
                   Contracts    (000)        Date         (000)
                   ---------  ----------  ----------  --------------
 ADVISORY MORTGAGE
  U.S. Treasury
   Long Bond           163    US$ 17,798    Dec-96        US$ 193

Sales:
 ADVISORY MORTGAGE
  90 day
   Eurodollar        1,074    US$ 251,012  Dec-96-          2,127
                                            Mar-01

  U.S. Treasury 2
   yr. Note             96    US$ 19,770    Dec-96              5

  U.S. Treasury 5
   yr. Note            873    US$ 92,183    Dec-96            349

  U.S. Treasury 10
   yr. Note          1,255    US$ 134,638   Dec-96         (1,395)

             DEM   --    German Mark
             GBP   --    British Pound
             US$   --    U.S. Dollar

5. INTEREST RATE FLOOR AGREEMENTS. At September 30, 1996 the Advisory Mortgage Portfolio had the following open Written Amortizing Interest Rate Floor Agreements. Each Amortizing Interest Rate Floor described in the table below requires that in exchange for a premium received from the counterparty, the Portfolio will make monthly payments until maturity to the counterparty equal to the notional amount multiplied by the difference between the strike rate and the index rate as long as the index rate is below the strike rate.

                                                Notional  Amortized
                    Strike                       Amount    Premium    Value
   Counterparty      Rate     Index   Maturity   (000)      (000)     (000)
------------------- ------  --------- --------- --------  ---------  -------
Bankers Trust        9.25%  1 month     11/1/99  $1,203    $   101   $    97
 Company                    COFI
Bankers Trust        8.25%  1 month    11/25/99   2,046        125       123
 Company                    COFI
Morgan Guaranty      8.61%  1 month     2/25/00  14,400      1,269     1,059
 Trust                      LIBOR
Morgan Guaranty      8.00%  1 month     6/15/05  21,864      1,563     1,619
 Trust                      LIBOR
Bankers Trust        8.10%  1 Month     6/25/05  40,319      3,076     3,083
 Company                    LIBOR
Morgan Guaranty      9.00%  1 Month     7/15/05  21,122      2,401     2,134
 Trust                      LIBOR
Morgan Guaranty      8.00%  1 Month     5/15/08  68,660      5,298     3,189
 Trust                      LIBOR
Bankers Trust        9.45%  1 Month     9/15/09     656        100        84
 Company                    LIBOR
Barclay's Bank plc   9.60%  1 month    11/15/09   1,691        230       219
                            LIBOR
Bankers Trust        7.80%  1 month     2/15/15  19,440      3,375     3,039
 Company                    LIBOR
                                                                     -------
                                                                     $14,646
                                                                     =======
COFI    --    Cost of Funds Index
LIBOR   --    London Interbank Offer Rate

G. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 1996, the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio may elect to defer capital losses occurring between November 1, 1995 and September 30, 1996 up to the amount of $884,000 and $252,000, respectively.

H. EXPENSE OFFSETS. Custodian Fees have been adjusted to include expense offsets for custodian balance credits of $6,000 and $153,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

I. OTHER. At September 30, 1996, the Advisory Foreign Fixed Income Portfolio's net assets were substantially comprised of foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At September 30, 1996 the Advisory Foreign Fixed Income Portfolio had one shareholder owning an aggregate percentage of 10% or greater.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
MAS Funds

In our opinion, the accompanying statements of net assets (excluding Standard
& Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio, each a portfolio of the MAS Funds (hereafter referred to as the "Fund"), at September 30, 1996 and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodians and brokers and the application of alternative auditing procedures where broker confirmations were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
November 21, 1996

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)
--------------------------------------------------------------------------------

Each Portfolio hereby designates the following amount as a long-term capital gain dividend for the purpose of the dividend paid deduction on its federal income tax return of $1,854,000 and $732,000 for the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio, respectively.

--------------------------------------------------------------------------------

[MAS LOGO]










                              MILLER
                              ANDERSON
                              & SHERRERD, LLP

                              One Tower Bridge
                              West Conshohocken, PA 19428-2899
                              Investment Adviser:  (610) 940-5000
                              MAS Funds:           (800) 354-8185

                              Printed in U.S.A.

                              This Report has been prepared for
                              Shareholders and may be distributed to
                              others only if preceded or accompanied by a current propectus.